FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Assets and liabilities measured at fair value

Assets and liabilities measured at fair value as of June 30, 2014 and December 31, 2013 are summarized as follows:

	June 30, 2014
Recurring fair value measurements	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$86,860,291	$—	$—	$86,860,291
Derivatives	$24,732,921	$—	$—	$24,732,921

Total liabilities	$111,593,212	$—	$—	$111,593,212

	December 31, 2013
Recurring fair value measurements	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$16,600,500	$—	$—	$16,600,500

Reconciliation of assets measured at fair value on a recurring basis

The following table presents a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

	Fair Value Measurements Using Signification Unobservable Inputs (Level 3)
	Total	Warrant Liability	Derivatives
Balance, January 1, 2014	$16,600,500	$16,600,500	$—
Transfers into level 3	—	—	—
Transfers out of level 3	—	—	—
Total net (gains) losses included in:
Net loss	34,577,078	41,907,889	(4,212,498)
Other comprehensive loss	—	—	—
Purchases, sales, issues, and settlements
Purchases	—	—	—
Issues	60,415,634	31,470,215	28,945,419
Sales	—	—	—
Settlements	—	(3,118,313)	—

Balance, June 30, 2014	$111,593,212	$86,860,291	$24,732,921